Credit Facilities Senior Notes and Mortgage Notes Payable (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Outstanding Debt Excluding Capital Leases

Below is a listing of our outstanding debt, excluding capital leases, as of December 31, 2014 and 2013 (in thousands):

	December 31, 2014	December 31, 2013
Unsecured Credit Facility	$239,838	$256,500
Senior Notes, net of discount	297,729	—
Richmond Credit Facility	70,000	70,000
Atlanta-Metro Equipment Loan	16,600	18,839
Total	$624,167	$345,339

Annual Remaining Principal Payment
The annual remaining principal payment requirements as of December 31, 2014 per the contractual maturities and excluding extension options are as follows (in thousands):

2015	$2,397
2016	2,567
2017	2,748
2018	142,781
2019	173,150
Thereafter	302,795
Total	$626,438